Subsequent Events	1 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

NOTE 9–SUBSEQUENT EVENTS

In accordance with ASC 855, Subsequent Events, the Company has evaluated subsequent events occurring after December 31, 2014 through the date the financial statements are available for issuance. During this period, the Company commenced operations and management believes there are no subsequent events requiring accrual or disclosure.